Compensation of Corporate Officers	12 Months Ended
Dec. 31, 2023
Disclosure Of Compensation Of Corporate Officers [Abstract]
Compensation of Corporate Officers
Compensation of key management personnel
The aggregate compensation of the members of the Company’s Board of Directors (including the Chairman of the Board) and to the Chief Executive Officer includes the following:

	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
Fixed compensation owed	518	585	614
Variable compensation owed	163	169	170
Attendance fees - board of Directors	488	421	381
Contributions in-kind	23	21	23
Share-based payments	58	74	72
Employer contributions	443	410	396
Consulting fees	0	0	0
TOTAL	1,693	1,680	1,656